Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Central Index Key	0000857769
Amendment Flag	false
Document Creation Date	Sep. 26, 2012
Document Effective Date	Oct. 01, 2012
Prospectus Date	Oct. 01, 2012